Schedule of Investments (unaudited)
June 30, 2020
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.6%
HEICO Corp.	1,425,416	$ 142,042,705
Mercury Systems, Inc.(a)	1,578,399	124,156,865
Teledyne Technologies, Inc.(a)	417,599	129,852,409
		396,051,979
Automobiles — 1.5%
Ferrari NV	761,404	130,207,698
Banks — 0.6%
SVB Financial Group(a)(b)	251,446	54,194,156
Building Products — 0.4%
AZEK Co., Inc.(a)(b)	1,208,959	38,517,434
Capital Markets — 9.0%
KKR & Co., Inc.	4,441,560	137,155,373
MarketAxess Holdings, Inc.	390,776	195,747,514
MSCI, Inc.	776,548	259,227,253
Tradeweb Markets, Inc., Class A	3,207,930	186,509,050
		778,639,190
Commercial Services & Supplies — 4.1%
Copart, Inc.(a)	2,869,128	238,912,289
Waste Connections, Inc.(b)	1,202,904	112,820,366
		351,732,655
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(a)	360,278	42,224,582
Diversified Telecommunication Services — 2.1%
GCI Liberty, Inc., Class A(a)(b)	2,533,386	180,174,412
Electronic Equipment, Instruments & Components — 1.2%
Keysight Technologies, Inc.(a)(b)	999,607	100,740,393
Entertainment — 2.3%
Liberty Media Corp. - Liberty Formula One, Class C(a)	4,070,453	129,074,064
Madison Square Garden Sports Corp.(a)	211,236	31,028,456
Netflix, Inc.(a)(b)	92,743	42,201,775
		202,304,295
Equity Real Estate Investment Trusts (REITs) — 2.3%
Rexford Industrial Realty, Inc.	1,840,667	76,258,834
SBA Communications Corp.	409,938	122,128,729
		198,387,563
Health Care Equipment & Supplies — 15.0%
Cooper Cos., Inc.	421,087	119,437,117
DexCom, Inc.(a)(b)	443,677	179,866,656
IDEXX Laboratories, Inc.(a)	735,281	242,760,375
Masimo Corp.(a)	807,052	183,999,787
STERIS PLC(b)	974,634	149,547,841
Teleflex, Inc.	549,881	200,145,686
West Pharmaceutical Services, Inc.	943,072	214,237,666
		1,289,995,128
Hotels, Restaurants & Leisure — 2.7%
Churchill Downs, Inc.(b)	1,001,183	133,307,517
Planet Fitness, Inc., Class A(a)(b)	1,608,323	97,416,124
		230,723,641
Interactive Media & Services — 2.7%
IAC/InterActiveCorp(a)(b)	732,103	236,762,110
IT Services — 11.5%
Adyen NV(a)(b)(c)	155,911	226,926,457
Booz Allen Hamilton Holding Corp.	1,967,503	153,052,058
Jack Henry & Associates, Inc.	612,665	112,748,740
Security	Shares	Value
IT Services (continued)
Okta, Inc.(a)(b)	1,158,994	$ 232,065,369
Twilio, Inc., Class A(a)	340,706	74,757,710
Wix.com Ltd.(a)	733,674	187,981,952
		987,532,286
Life Sciences Tools & Services — 4.6%
Adaptive Biotechnologies Corp.(a)(b)	1,010,098	48,868,541
Bio-Techne Corp.(b)	828,133	218,685,081
Charles River Laboratories International, Inc.(a)	763,664	133,144,819
		400,698,441
Machinery — 2.4%
Dover Corp.	1,096,705	105,897,835
IDEX Corp.	638,346	100,884,202
		206,782,037
Media — 1.9%
Cable One, Inc.	90,553	160,717,992
Pharmaceuticals — 1.7%
Catalent, Inc.(a)	1,949,329	142,885,816
Professional Services — 6.4%
CoStar Group, Inc.(a)	363,324	258,203,467
TransUnion	1,539,251	133,976,407
Verisk Analytics, Inc.	910,784	155,015,437
		547,195,311
Road & Rail — 0.7%
Old Dominion Freight Line, Inc.	350,529	59,446,213
Semiconductors & Semiconductor Equipment — 4.2%
Entegris, Inc.(b)	3,320,081	196,050,783
Monolithic Power Systems, Inc.	705,671	167,244,027
		363,294,810
Software — 17.3%
Cadence Design Systems, Inc.(a)(b)	2,231,697	214,153,644
Coupa Software, Inc.(a)(b)	728,255	201,755,765
Fair Isaac Corp.(a)	607,055	253,773,272
Globant SA(a)(b)	614,323	92,056,302
Paycom Software, Inc.(a)(b)	788,587	244,249,052
RealPage, Inc.(a)(b)	1,797,535	116,857,750
Synopsys, Inc.(a)(b)	1,180,885	230,272,575
Tyler Technologies, Inc.(a)	404,065	140,162,067
		1,493,280,427
Total Common Stocks — 99.7% (Cost: $6,457,434,055)		8,592,488,569
Preferred Securities
Preferred Stocks — 0.2%
Internet & Direct Marketing Retail — 0.2%
Postmates, Inc., Series F (Acquired 01/08/19, cost $16,580,003)(a)(d)(e)	2,077,929	14,109,138
		14,109,138
Software — 0.0%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $2,811,905)(a)(d)(e)	458,712	3,151,351
		3,151,351
Total Preferred Securities — 0.2% (Cost: $19,391,908)		17,260,489
Total Long-Term Investments — 99.9% (Cost: $6,476,825,963)		8,609,749,058

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(f)(g)
Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	4,651,989	$ 4,651,989
SL Liquidity Series, LLC, Money Market Series, 0.50%(h)	322,835,521	323,093,789
Total Short-Term Securities — 3.8% (Cost: $327,575,238)		327,745,778
Total Investments — 103.7% (Cost: $6,804,401,201)		8,937,494,836
Liabilities in Excess of Other Assets — (3.7)%		(320,447,360)
Net Assets — 100.0%		$ 8,617,047,476
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $17,260,489, representing 0.2% of its net assets as of period end, and an original cost of $19,391,908.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	44,963,337	—	(40,311,348)(b)	4,651,989	$ 4,651,989	$ 395,919	$ 65	$ —
SL Liquidity Series, LLC, Money Market Series	287,383,414	35,452,107(b)	—	322,835,521	323,093,789	2,276,408(c)	(126,493)	145,636
Tradeweb Markets, Inc., Class A(d)	2,306,843	909,440	(8,353)	3,207,930	N/A	668,020	(27,454)	58,482,836
					$ 327,745,778	$ 3,340,347	$ (153,882)	$ 58,628,472
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	As of period end, the entity is no longer an affiliate of the Fund.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Mid-Cap Growth Equity Portfolio
on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 8,592,488,569	$ —	$ —	$ 8,592,488,569
Preferred Securities	—	—	17,260,489	17,260,489
Short-Term Securities
Money Market Funds	4,651,989	—	—	4,651,989
	$ 8,597,140,558	$ —	$ 17,260,489	8,614,401,047
Investments Valued at NAV(a)				323,093,789
				$ 8,937,494,836
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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